STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)												1 Months Ended			2 Months Ended	3 Months Ended					9 Months Ended		12 Months Ended
	May 06, 2025	Nov. 14, 2024	Nov. 13, 2024	Oct. 25, 2024	Oct. 21, 2024	Oct. 18, 2024	Oct. 10, 2024	Sep. 24, 2024	Sep. 09, 2024	Jul. 30, 2024	Mar. 28, 2024	Dec. 31, 2024	Nov. 30, 2024	Jun. 30, 2021	Feb. 28, 2025	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2024	Aug. 10, 2023	Dec. 31, 2022	Aug. 31, 2021
Class of Stock [Line Items]
Shares authorized												204,000,000				204,000,000					204,000,000		204,000,000
Common stock, shares authorized												200,000,000				200,000,000					200,000,000		200,000,000	200,000,000
Common stock par value												$ 0.0001				$ 0.0001					$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized												4,000,000				4,000,000					4,000,000		4,000,000	4,000,000
Preferred stock par value												$ 0.0001				$ 0.0001					$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued												0				0					0		0	0
Preferred stock shares outstanding												0				0					0		0	0
Number of warrants outstanding												10,786				9,686					9,686		10,786
Exchange of warrants to common stock									10,939
Deemed dividend										$ 540,255
Offering costs																$ 45,000					$ 45,000			$ 800,000
Gross proceeds from exercise of warrants																					11,000,000		4,000,000
Number of shares issued																			$ 617,279	$ 1,110,000			11,850,006	1,512,260
Proceeds from issuance of common stock																						$ 1,727,279	$ 11,850,006	$ 2,829,395
Share repurchase authorized amount			$ 2,000,000
Reserved for common stock future issuance												14,598											14,598
Stock options granted																						5,068	6,400	2,038
Weighted average exercise price, outstanding												$ 998.26				$ 998.26		$ 1,059.16			$ 998.26	$ 1,059.16	$ 998.26	$ 1,381.64			$ 1,457.73
Stock based compensation																$ 175,586		$ 1,313,358			$ 1,489,654	$ 3,714,404	$ 4,287,236	$ 6,645,891
Unrecognized stock-based compensation												$ 1,125,000											$ 1,125,000
Stock from the exercise		20,000
Fair value of shares		$ 175,500
Warrant exercise price												$ 18.19											$ 18.19	$ 1,036.57
Share repurchase			$ 2,000,000
Options exercisable												1,555				$ 1,107.62					$ 1,107.62		$ 1,555
Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Stock options granted																					0	486	485
Weighted average exercise price, outstanding																		$ 24.35				$ 24.35
Number of shares vested																						3,958	3,958	190
Share-based compensation arrangement by share-based payment award, equity instruments other than options, vested in period, fair value																						$ 90,000	$ 115,000
Stock based compensation																					$ 1,489,654	$ 3,714,404
Unrecognized stock-based compensation																$ 328,000					$ 328,000
Number of options granted																								2,038
Options exercisable																								$ 880.41
Options vested																								$ 2,113,000
Share-Based Payment Arrangement, Option [Member] | Employees Advisors And Consultants [Member]
Class of Stock [Line Items]
Stock options granted																						5,068	6,400
Stock issued during period, shares, restricted stock award, gross																						486	485
Two Thousand And Twenty Three Plan [Member]
Class of Stock [Line Items]
Issuance of share based compensation																		10,933				10,933
Reserved for common stock future issuance																10,933					10,933
2018 Plan [Member]
Class of Stock [Line Items]
Reserved for common stock future issuance																10,301					10,301
2021 Plan [Member]
Class of Stock [Line Items]
Issuance of share based compensation																											2,063	688
Maximum [Member] | Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Weighted average exercise price, outstanding												24.35											$ 24.35
Minimum [Member] | Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Weighted average exercise price, outstanding												$ 22.75											$ 22.75
Business Combination [Member]
Class of Stock [Line Items]
Reserved for common stock future issuance												662											662
Number of shares issued upon the consummation of business combination																							20,103
Amended Merger Agreement [Member]
Class of Stock [Line Items]
Merger agreement description	Merger and Reorganization (the “Amended Merger Agreement”), which amends, restates, replaces, and supersedes the original Merger Agreement. Under the Amended Merger Agreement, 80% of the Merger Consideration Shares will be issued upon the closing, and 20% of the Merger Consideration Shares will be held in reserve by flyExclusive until a final post-closing purchase price is determined.
Purchae of warrant	$ 50,000,000
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Number of shares issued, shares											1,111
Net proceeds from offering											$ 1,345,025
Offering costs											155,000
Cash fees											1,050,000	$ 1,050,000											$ 1,050,000
Proceeds from issuance of common stock											$ 1,345,025
Placement agency agreement [Member]
Class of Stock [Line Items]
Cash fee percentage											7.00%
Equal fee percentage																							7.00%
Legal fees																							$ 15,000
Maxim total																							$ 120,000
First Purchase Agreement [Member]
Class of Stock [Line Items]
Common stock par value							$ 20.25
Sale of stock							118,518
Percentage of pay placement agent aggregate fee							7.00%
Sale of stock received on transaction, gross							$ 2,400,000
Cash received on stock transaction after deduction of issuance costs							300,000
Frist Purchase Agreement [Member]
Class of Stock [Line Items]
Reimbursement expenses							$ 100,000
Second Purchase Agreement [Member]
Class of Stock [Line Items]
Common stock par value					$ 21.60
Sale of stock					69,444
Percentage of pay placement agent aggregate fee					7.00%
Reimbursement expenses					$ 25,000
Sale of stock received on transaction, gross					1,500,000
Cash received on stock transaction after deduction of issuance costs					$ 150,000
ATM Sales Agreement [Member]
Class of Stock [Line Items]
Common stock par value				$ 0.0001
Sale of stock				729,963
Sale of stock received on transaction, gross				$ 5,400,000
Cash received on stock transaction after deduction of issuance costs				202,000
Aggregate offering price				$ 5,400,000
Gross sales proceeds				3.00%
Letter Agreement [Member]
Class of Stock [Line Items]
Sale of stock								50
Stock based compensation								$ 459,000
Second Letter Agreement [Member]
Class of Stock [Line Items]
Sale of stock							200
Third Letter Agreement [Member]
Class of Stock [Line Items]
Sale of stock						200
Omnibus Incentive Plan [Member]
Class of Stock [Line Items]
Reserved for common stock future issuance																		10,933				10,933
Number of shares reserved for issuance												10,933											10,933
2018 Plan [Member]
Class of Stock [Line Items]
Reserved for common stock future issuance												10,301											10,301
2021 Plan [Member]
Class of Stock [Line Items]
Issuance of share based compensation																												688
Private Placement Warrant [Member]
Class of Stock [Line Items]
Common stock in exchange										$ 0.3054
Number of shares issued, shares										42,597
Issuance of common stock for warrants										87,644
Number of warrants outstanding									14,764
Exchange of warrants to common stock									10,938
Merger Consideration Warrant [Member]
Class of Stock [Line Items]
Common stock in exchange										$ 1.0133
Warrant [Member] | Business Combination [Member]
Class of Stock [Line Items]
Share price per share												$ 3,375											$ 3,375
Reserved for common stock future issuance												1,053											1,053
Number of shares issued upon the consummation of business combination																							31,984
Warrant [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Common stock in exchange											$ 10,000
Warrant purchase shares											1,500
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized												200,000,000											200,000,000
Common stock par value												$ 0.0001											$ 0.0001
Number of shares issued, shares																			9,778	4,444			976,372	293
Number of shares issued upon conversion																					1,701,355
Number of shares issued																			$ 1				$ 97
Common Stock [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Sale of stock											1,111
Common Stock [Member] | 2021 Plan [Member]
Class of Stock [Line Items]
Issuance of share based compensation																											2,063
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized												4,000,000											4,000,000
Preferred stock par value												$ 0.0001											$ 0.0001
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized												5,000				5,000					5,000		5,000	5,000
Preferred stock par value												$ 0.0001				$ 0.0001					$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued												250				989					989		250	0
Preferred stock shares outstanding												250				989					989		250	0
Number of shares issued, shares												400	400
Offering costs															$ 770,000
Beneficial ownership limitation description																							Each share of Series B Preferred Stock is convertible into a number of shares of Jet.AI Common Stock, subject to certain limitations, including a beneficial ownership limitation of 4.99% (calculated in accordance with the rules promulgated under Section 13(d) of the Securities Exchange Act of 1934), which can be adjusted to a beneficial ownership limitation of 9.99% upon 61 days prior written notice by Iconic. Prior to the approval by the Company’s stockholders of the issuance of shares of common stock issuable upon exercise of the shares of Series B Preferred Stock in accordance with Nasdaq Stock Market Rules, shares of Series B Preferred Stock could not be converted into shares of common stock if, as a result of such conversion, the number of shares of common stock to be issued would exceed 19.9% of the total number of shares of the Company’s outstanding common stock as of the closing date. At the annual meeting of stockholders held on September 24, 2024, the Company’s stockholders approved a proposal that served to remove the 19.9% limitation
Number of shares issued upon warrant exercise															1,100
Number of series B warrants exercised															1,100
Gross proceeds from exercise of warrants															$ 11,000,000
Stock from the exercise												400	400										400
Conversion amount																							$ 10,000
Preferred stock redeemed price																							110.00%
Warrants for gross proceeds												$ 4,000,000	$ 4,000,000
Offering costs												$ 280,000	$ 280,000
Series B Preferred Stock [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Sale of stock											150
Beneficial ownership limitation description											Each share of Series B Preferred Stock is convertible into a number of shares of Jet.AI common stock, subject to certain limitations, including a beneficial ownership limitation of 4.99% (calculated in accordance with the rules promulgated under Section 13(d) of the Securities Exchange Act of 1934), which can be adjusted to a beneficial ownership limitation of 9.99% upon 61 days prior written notice by Ionic.
Conversion description											The conversion amount is equal to the stated value of the shares of Series B Preferred Stock, which is $10,000, plus any additional amounts and late charges calculated in accordance with the Certificate of Designations of the Series B Convertible Preferred Stock. The conversion price is equal to 90% (or, in the case of a delisting, 80%) of the lowest daily volume weighted average price of Common Stock over a period beginning on the trading day after the Company delivers shares of common stock upon such conversion to Ionic and ending on the trading day on which the aggregate dollar trading volume of our common stock exceeds seven times the applicable conversion amount, subject to a five trading day minimum period for such calculation, and subject to certain adjustments.
Preferred stock redeem price percentage											110.00%
Series B Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares issued upon warrant exercise																	1,100
Number of shares issued
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued												0				0					0		0
Preferred stock shares outstanding												0				0					0		0
Series A Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of shares issued, shares																							10,166
Series A-1 Preferred Shares [Member]
Class of Stock [Line Items]
Preferred stock, shares issued												0				0					0		0		575
Preferred stock shares outstanding												0				0					0		0		575
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued												250											250
Preferred stock shares outstanding												250											250
Number of shares issued, shares																							293,184
Number of shares converted																					361
Stock upon the exercise												350											350
Series B Convertible Preferred Stock [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Number of shares issued, shares											150
Warrant purchase shares											1,500
Warrant exercise price											$ 10,000
Nonvoting Common Stock [Member] | Jet Token Inc [Member]
Class of Stock [Line Items]
Number of shares issued, shares														4,012										293
Share price per share														$ 5,400
Proceeds from issuance of common stock																							$ 1,598,630	$ 1,598,630
Proceeds pending release from escrow												$ 6,724				$ 6,724					$ 6,724		$ 6,724
Nonvoting Common Stock [Member] | Jet Token Inc [Member] | Maximum [Member]
Class of Stock [Line Items]
Number of shares issued														$ 21,880,000
Series A and Series A-1 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued												0											0
Preferred stock shares outstanding												0											0